SUBSEQUENT EVENTS (Details) - USD ($)		1 Months Ended
	Sep. 24, 2026	Jul. 31, 2026	Jan. 01, 2027	May 21, 2026	May 14, 2026
SL BIO LTD
SUBSEQUENT EVENTS
Aggregate loan amount				$ 1,600,000	$ 1,600,000
Subsequent events
SUBSEQUENT EVENTS
Expiration period	10 years
Ordinary shares	85,000,000
Issued share capital (as a percent)	15.15%
Outstanding ordinary shares (as a percent)			3.00%
Awarded shares	0
Subsequent events | SL BIO LTD
SUBSEQUENT EVENTS
Repayments of loan		$ 1,600,000